Intangible assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible assets

12. Intangible assets

Acquired Development Programs
(in £)
Cost at January 1, 2016	25,812,941
Additions	—

At December 31, 2016	25,812,941

Amortization and impairment
At January 1, 2016	—
Impairment (Note 13)	—

At December 31, 2016	—

Net book value
At January 1, 2016	25,812,941

At December 31, 2016	25,812,941

Cost at January 1, 2017	25,812,941
Additions	7,192,288

At December 31, 2017	33,005,229

Amortization and impairment
At January 1, 2017	—
Impairment (Note 13)	—

At December 31, 2017	—

Net book value
At January 1, 2017	25,812,941

At December 31, 2017	33,005,229

Acquired Development Programs
(in £)
Cost at January 1, 2018 and December 31, 2018	33,005,229
Amortization and impairment
At January 1, 2018	—
Revision to estimated value	(373,000)

At December 31, 2018	(373,000)

Net book value
At January 1, 2018	33,005,229

At December 31, 2018	32,632,229

The Group’s strategy is to acquire clinical-stage development programs for the treatment of non-rare and rare diseases from large pharmaceutical companies.

On October 28, 2017, the Group acquired the exclusive license for MPH-966MPH-966 and included the option to acquire certain assets from AstraZeneca AB (“AstraZeneca”). MPH-966 is being developed for the treatment of severe alpha-1 antitrypsin deficiency, at a cost of £7,192,288 as follows:

	Year ended December 31,
	2017	2018
	(in £)
Cash payment in October 2017	2,280,000	2,280,000
Equity issued (see Note 17)	1,520,000	1,520,000
Deferred equity consideration (see Note 25)	1,331,288	1,331,288
Present value of provision for deferred cash consideration (see Note 19)	2,061,000	1,688,000

	7,192,288	6,819,288

The present value of the provision for deferred cash consideration was reviewed at December 31, 2018 (see Note 19). The decrease in present value due to changes in timelines and probability of contractual milestones being achieved was £373,000 and is recognized in the intangible asset in line with our accounting policies.